SAFE liabilities - Narratives (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jul. 10, 2026	Dec. 31, 2024
SAFE liabilities
Gross proceeds from issuance of SAFEs						$ 200
SAFE conversion discount rate			25.00%	25.00%	25.00%	25.00%	25.00%
SAFE valuation cap amount			$ 500,000	$ 500,000	$ 500,000	$ 500,000	$ 500,000
SAFE liquidity event conversion discount rate			25.00%	25.00%	25.00%	25.00%	25.00%
Financing costs (note 11)					$ 2	$ 26	$ 3,693
Warrants outstanding			21,109,135		53,076,019	53,076,019	21,109,135		15,191,077
Warrant liability			$ 1,067				$ 1,067		$ 10
Minimum
SAFE liabilities
Qualifying equity financing threshold amount			100,000	$ 100,000		$ 100,000
Related party
SAFE liabilities
Gross proceeds from issuance of SAFEs							3,500
Non-related party
SAFE liabilities
Gross proceeds from issuance of SAFEs							40,919
Subsequent events
SAFE liabilities
Warrants outstanding								38,360,095
Total SAFE liabilities
SAFE liabilities
Gross proceeds from issuance of SAFEs		$ 200	44,307	44,307		$ 44,507	$ 44,307
Financing costs (note 11)			$ 3,559	3,559
Total SAFE liabilities | Estimated common share value at closing of a SPAC
SAFE liabilities
Sensitivity analysis, fair value, financial liability, percentage impact			5.00%		3.00%	3.00%	5.00%
Sensitivity analysis, impact on financial liability fair value due to increase in input			$ 1,800		$ 1,500	$ 1,500	$ 1,800
Sensitivity analysis, impact on financial liability fair value due to decrease in input			$ 1,800		$ 1,500	$ 1,500	$ 1,800
Total SAFE liabilities | Fair value of common shares
SAFE liabilities
Sensitivity analysis, fair value, financial liability, percentage impact			20.00%		20.00%	20.00%	20.00%
Sensitivity analysis, impact on financial liability fair value due to increase in input			$ 3,200		$ 4,000	$ 4,000	$ 3,200
Sensitivity analysis, impact on financial liability fair value due to decrease in input			$ 3,100		$ 3,900	$ 3,900	$ 3,100
Total SAFE liabilities | Weighted average expected volatility
SAFE liabilities
Sensitivity analysis, fair value, financial liability, percentage impact			10.00%		20.00%	20.00%	10.00%
Sensitivity analysis, impact on financial liability fair value due to increase in input			$ 1,000		$ 2,200	$ 2,200	$ 1,000
Sensitivity analysis, impact on financial liability fair value due to decrease in input			1,000		$ 2,700	2,700	$ 1,000
Total SAFE liabilities | Subsequent events
SAFE liabilities
Gross proceeds from issuance of SAFEs	$ 200
SAFEs
SAFE liabilities
Gross proceeds from issuance of SAFEs						350
SAFEs | Related party
SAFE liabilities
Gross proceeds from issuance of SAFEs						$ 3,500
SAFE Warrants
SAFE liabilities
Gross proceeds from issuance of SAFEs			$ 350	$ 350
Warrants issued			11,006,350	11,006,350		11,056,430
Exercise price			$ 1.9968	$ 1.9968	$ 1.9749	$ 1.9749	$ 1.9968
Financing costs related to warrants issued as a consideration for finders' fees			$ 2,000	$ 2,000
Warrants issued as a consideration for finders' fees			3,625,000	3,625,000			3,625,000
Nominal cash proceeds received in exchange for the SAFE Warrants issued as consideration for the finders' fees			$ 112	$ 112		$ 112
Warrants outstanding			14,631,350				14,631,350
SAFE Warrants | Related party
SAFE liabilities
Gross proceeds from issuance of SAFEs			$ 3,500	$ 3,500		$ 28
Warrants issued			876,646	876,646		876,646